Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Stock-Based Compensation
Stock-Based Compensation

7. Stock-Based Compensation

In August 2010, the Company adopted the 2010 Share Incentive Plan (the “2010 Plan”), which has a term of ten years and permits the grant of options, share appreciation rights, restricted shares and restricted share units of the Company to employees, directors and consultants of the Company and its affiliates. Under the plan, a total of 35 million ordinary shares were initially reserved for issuance. The maximum number of ordinary shares available for issuance will be reduced by one share for every one share issued pursuant to a share option or share appreciation right and by 1.75 share for every one share issued as restricted shares or pursuant to a restricted shares unit. In March 2014, the 2010 Plan was terminated and all remaining shares were forwarded to the 2014 Plan.

In March 2014, the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”), which was funded by the remaining 4.6 million shares from the 2010 Plan plus an additional 1.0 million shares. On January 1, 2015, shares in the 2014 Plan, which have a term life of ten years, were allowed a one-time increase in the amount equal to 10% of the total number of Weibo shares issued and outstanding on a fully-diluted basis as of December 31, 2014. Each share in the 2014 Plan pool allows for a grant of a restricted share unit or option share. The Company intends to use such share incentive plan to attract and retain employee talent.

The following table sets forth the stock-based compensation included in each of the relevant accounts:

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Cost of revenues	$755	$1,196	$2,616
Sales and marketing	1,583	3,209	5,357
Product development	4,392	10,210	15,076
General and administrative	7,049	11,784	13,853

	$13,779	$26,399	$36,902

Stock based compensation related to the grants were amortized generally over four years on a straight-line basis with $13.8 million, $26.4 million and $36.9 million expensed for the years ended December 31, 2014, 2015 and 2016, respectively.

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2013	4,648
Addition	1,000
Granted*	(2,951)
Cancelled/expired/forfeited	41

December 31, 2014	2,738
Addition	21,684
Granted*	(4,851)
Cancelled/expired/forfeited	646

December 31, 2015	20,217
Addition	—
Granted*	(1,917)
Cancelled/expired/forfeited	578

December 31, 2016	18,878

*             In 2014, 3.0 million restricted share units and no options were granted under the 2014 Plan. In 2015, 4.9 million restricted share units and no options were granted under the 2014 Plan. In 2016, 1.9 million restricted share units and no options were granted under the 2014 Plan.

Stock Options

The following table sets forth a summary of option activities under the Company’s stock option program:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2013	18,561	$1.17	4.3	$239,975
Granted	—	$—
Exercise	(3,697)	$0.52
Cancelled/expired/forfeited	(534)	$2.84
Repurchased	—	$—

December 31, 2014	14,330	$1.28	3.2	$185,684
Granted	—	$—
Exercise	(7,309)	$1.11
Cancelled/expired/forfeited	(718)	$3.22
Repurchased	—	$—

December 31, 2015	6,303	$1.26	2.4	$114,975
Granted	—	$—
Exercise	(3,625)	$1.10
Cancelled/expired/forfeited	(91)	$3.37
Repurchased	—	$—

December 31, 2016	2,587	$1.41	1.6	$101,403

Vested and expected to vest as of December 31, 2015	6,237	$1.24	2.4	$113,909
Exercisable as of December 31, 2015	5,649	$1.01	2.2	$104,473

Vested and expected to vest as of December 31, 2016	2,572	$1.40	1.6	$100,819
Exercisable as of December 31, 2016	2,433	$1.28	1.4	$95,678

The total intrinsic value of options exercised for the years ended December 31, 2014, 2015 and 2016 was $65.7 million, $106.2 million and $129.3 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2014, 2015 and 2016 was $14.24, $19.50 and $40.60, respectively. Cash received from the exercise of stock option during the years ended December 31, 2014, 2015 and 2016 was $1.5 million, $7.8 million and $4.2 million, respectively.

As of December 31, 2015 and 2016, unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Group’s employees and directors was $3.9 million and $1.1 million, respectively. Total unrecognized compensation cost is expected to be recognized over a weighted-average period of 0.8 years and may be adjusted for future changes in estimated forfeitures.

Information regarding stock options outstanding is summarized below:

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2015
$0.36 - $0.41	4,167	$0.36	4,167	$0.36	1.7
$0.96 - $1.80	406	$1.24	406	$1.24	2.3
$3.25 - $3.36	682	$3.32	519	$3.33	3.5
$3.43 - $3.50	1,048	$3.48	557	$3.48	4.6

	6,303	$1.26	5,649	$1.01	2.2

As of December 31, 2016
$0.36 - $0.41	1,639	$0.36	1,639	$0.36	0.7
$0.96 - $1.80	79	$0.97	79	$0.97	1.2
$3.25 - $3.36	341	$3.33	338	$3.33	2.5
$3.43 - $3.50	528	$3.48	377	$3.48	3.7

	2,587	$1.41	2,433	$1.28	1.6

Restricted Share Units

Summary of Performance-Based Restricted Share Units

The following table sets forth a summary of performance-based restricted share unit activities:

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2015	—	$—
Awarded	111	$27.00
Cancelled	(3)	$27.00

December 31, 2016	108	$27.00

As of December 31, 2016,  there was $0.3 million unrecognized compensation cost, adjusted for estimated forfeitures, related to performance-based restricted share units granted to the Company’s employees.  No performance-based RSUs were granted in 2015.

Summary of Service-Based Restricted Share Units

The following table sets forth a summary of service-based restricted share unit activities:

	Shares Granted	Weighted- Average Grant Date Fair Value
	(In thousands)
December 31, 2013	800	$13.19
Awarded	2,951	$17.11
Vested	(203)	$13.19
Cancelled	(41)	$17.23

December 31, 2014	3,507	$16.44
Awarded	4,851	$12.41
Vested	(1,211)	$14.69
Cancelled	(646)	$14.18

December 31, 2015	6,501	$13.98
Awarded	1,806	$24.94
Vested	(2,274)	$14.73
Cancelled	(575)	$14.58

December 31, 2016	5,458	$17.23

As of December 31, 2016, unrecognized compensation cost, adjusted for estimated forfeitures and related to non-vested, service-based restricted share units granted to the Company’s employees and directors, was $76.8 million. This cost is expected to be recognized over a weighted-average period of 2.8 years. The total fair value based on the vesting date of the restricted share units vested was $2.7 million, $17.8million and $33.5 million for the years ended December 31, 2014, 2015 and 2016, respectively.